UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2015

Date of reporting period: April 30, 2015

Item 1.	Reports to Stockholders.

The Advisors’ Inner Circle Fund II

Kopernik Global All-Cap Fund

Semi-Annual Report	April 30, 2015

Investment Advisor:

Kopernik Global Investors, LLC

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
APRIL 30, 2015 (Unaudited)

The Fund files its complete schedule of investments of Fund holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund’s Form N-Q will be available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-855-887-4KGI; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
APRIL 30, 2015 (Unaudited)

SECTOR WEIGHTINGS †

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 84.5%
	Shares	Value

AUSTRALIA — 4.0%
Newcrest Mining, Ltd.*	2,948,195	$33,047,832

BRAZIL — 1.3%
BrasilAgro*	533,900	1,630,256
BrasilAgro ADR*	22,123	66,812
Centrais Eletricas Brasileiras ADR	2,242,274	6,435,326
SLC Agricola	396,200	2,294,658

		10,427,052

CANADA — 28.9%
Banro Corp.*	4,574,000	1,137,339
Barrick Gold Corp.	2,396,575	31,203,406
Cameco Corp.	2,235,954	39,308,071
Centerra Gold, Inc.	2,063,090	10,670,271
Dundee Bancorp, Inc.*	774,133	7,455,802
Dundee Precious Metals, Inc.*	2,651,943	6,396,315
Eastern Platinum, Ltd.*	3,072,923	4,380,794

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
APRIL 30, 2015 (Unaudited)

COMMON STOCK — continued

	Shares	Value

CANADA — continued
Gabriel Resources, Ltd.*	8,461,603	$3,085,873
Ivanhoe Mines, Ltd.*	13,277,940	12,766,192
Kinross Gold Corp.*	10,172,849	24,720,023
Kirkland Lake Gold, Inc.*	418,795	2,044,511
Lundin Gold*	5,304,030	17,145,227
Niko Resources, Ltd.*	4,003,432	1,277,515
Northern Dynasty Minerals*	4,824,257	1,977,945
Novagold Resources, Inc.*	2,170,621	8,335,185
Silver Standard Resources, Inc.*	1,148,487	6,253,512
Sprott, Inc.	7,293,263	16,019,185
Tahoe Resources	728,786	10,299,048
Turquoise Hill Resources, Ltd.*	3,925,068	16,328,283
Uranium Participation Corp.*	4,373,186	20,262,006

		241,066,503

CHILE — 0.3%
Sociedad Quimica y Minera de Chile ADR	129,744	2,833,609

CHINA — 2.7%
China Yurun Food Group, Ltd.*	31,179,000	10,751,382
Guangshen Railway Co., Ltd.	12,561,003	8,318,312
Nam Tai Property	404,144	2,061,135
NVC Lighting Holding Ltd. (A)	19,225,203	1,097,619

		22,228,448

FRANCE — 3.1%
Areva SA*	1,031,884	8,979,554
Electricite de France	655,292	16,673,847

		25,653,401

HONG KONG — 0.6%
Guoco Group, Ltd.	258,000	3,158,652
Luks Group Vietnam Holdings Co., Ltd.	4,299,000	1,686,198

		4,844,850

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
APRIL 30, 2015 (Unaudited)

COMMON STOCK — continued

	Shares	Value

ITALY — 1.4%
ERG	545,327	$7,856,079
Telecom Italia	3,561,847	3,427,906

		11,283,985

JAPAN — 10.5%
Bit-isle, Inc.	1,921,000	8,401,823
Japan Digital Laboratory Co., Ltd.	261,000	3,974,889
Japan Steel Works, Ltd.	5,233,315	24,151,249
Kamigumi Co., Ltd.	363,000	3,634,413
Kurita Water Industries, Ltd.	209,600	5,446,337
Mitsubishi Corp.	378,000	8,155,998
Mitsui & Co., Ltd.	873,700	12,219,680
Organo Corp.	1,651,000	7,371,133
Sanshin Electronics Co., Ltd.	407,600	3,355,937
West Japan Railway Co.	195,000	10,799,777

		87,511,236

LEBANON — 0.3%
Solidere GDR*	173,981	1,931,189
Solidere GDR* (B)	54,774	609,635

		2,540,824

POLAND — 0.7%
Kernel Holding	639,639	6,170,748

RUSSIA — 17.4%
Etalon Group GDR	1,503,111	3,992,975
Federal Grid Unified Energy System JSC*	19,381,874,670	26,714,038
Gazprom OAO ADR	5,762,267	33,760,846
Lukoil OAO ADR	116,750	5,972,406
Mobile Telesystems OJSC*	1,159,738	5,966,426
Moscow Exchange MICEX OAO*	3,970,727	5,935,662
Protek*	3,903,505	3,053,994

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
APRIL 30, 2015 (Unaudited)

COMMON STOCK — continued

	Shares	Value

RUSSIA — continued
RusHydro JSC ADR	19,408,339	$23,484,090
Sberbank of Russia ADR	4,952,421	29,393,956
Yandex, Cl A*	383,711	7,382,600

		145,656,993

SINGAPORE — 1.8%
Golden Agri-Resources	48,632,400	15,384,995

SOUTH AFRICA — 0.9%
Impala Platinum Holdings	1,372,498	7,638,634

SOUTH KOREA — 1.4%
Hyundai Motor	24,646	3,867,970
KT Corp.	52,739	1,558,964
KT Corp. ADR	457,369	6,663,866

		12,090,800

UKRAINE — 1.8%
Astarta Holding NV*	469,117	3,131,739
MHP GDR	1,015,840	11,682,160
MHP GDR (B)	44,627	510,498

		15,324,397

UNITED STATES — 7.4%
KBR	467,243	8,162,735
Layne Christensen Co.*	816,299	5,485,529
Peabody Energy Corp.	4,157,728	19,666,053
SkyWest, Inc.	1,728,830	23,598,530
Tsakos Energy Navigation, Ltd.*	527,575	4,843,139

		61,755,986

TOTAL COMMON STOCK (Cost $785,250,159)		705,460,293

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
APRIL 30, 2015 (Unaudited)

PREFERRED STOCK — 1.8%

	Shares/ Face Amount/ Number of Warrants/ Number of Rights		Value

BRAZIL — 1.8%
Centrais Eletricas Brasileiras (Cost $22,105,885)		5,087,200	$14,790,777

CONVERTIBLE BONDS — 1.0%
CANADA — 1.0%
Gabriel Resources, Ltd. 8.000%, 06/30/19 (A)	CAD	11,758,000	8,088,802

INDIA — 0.0%
REI Agro, Ltd. 5.500%, 11/13/14 (A) (B) (C)		$723,000	36,150

TOTAL CONVERTIBLE BONDS (Cost $11,566,862)			8,124,952

WARRANTS — 0.4%
CANADA — 0.4%
Gabriel Resources, Ltd., Expires 06/30/19* (A)		4,679,684	271,511
Northern Dynasty Minerals, Expires 05/01/15*		8,496,132	3,309,724

TOTAL WARRANTS (Cost $3,154,985)			3,581,235

RIGHTS — 0.0%
CANADA — 0.0%
Gabriel Resources, Ltd., Expires 06/30/19* (A) (Cost $—)		11,758	—

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
APRIL 30, 2015 (Unaudited)

TIME DEPOSIT— 11.5%

	Face Amount	Value

UNITED STATES — 11.5%
Brown Brothers Harriman Sweep Interest, 0.030%, 05/01/15 (Cost $96,401,936)	$96,401,936	$96,401,936

TOTAL INVESTMENTS — 99.2% (Cost $918,479,827)		828,359,193
Other Assets and Liabilities, Net — 0.8%		6,654,776

NET ASSETS — 100.0%		$835,013,969

*	Non-income producing security.
(A)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of April 30, 2015 was $9,494,082 and represented 1.1% of Net Assets.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(C)	Security in default on interest payments.
ADR —	American Depositary Receipt
CAD —	Canadian Dollar
Cl —	Class
GDR —	Global Depositary Receipt
Ltd. —	Limited

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
APRIL 30, 2015 (Unaudited)

The list of inputs used to value the Fund’s net assets as of April 30, 2015 is as follows:

Investments in Securities	Level 1	Level 2†	Level 3	Total
Common Stock
Australia	$—	$33,047,832	$—	$33,047,832
Brazil	10,427,052	—	—	10,427,052
Canada	241,066,503	—	—	241,066,503
Chile	2,833,609	—	—	2,833,609
China	2,061,135	19,069,694	1,097,619	22,228,448
France	8,979,554	16,673,847	—	25,653,401
Hong Kong	1,686,198	3,158,652	—	4,844,850
Italy	7,856,079	3,427,906	—	11,283,985
Japan	—	87,511,236	—	87,511,236
Lebanon	2,540,824	—	—	2,540,824
Poland	—	6,170,748	—	6,170,748
Russia	72,536,810	73,120,183	—	145,656,993
Singapore	—	15,384,995	—	15,384,995
South Africa	—	7,638,634	—	7,638,634
South Korea	6,663,866	5,426,934	—	12,090,800
Ukraine	11,682,160	3,642,237	—	15,324,397
United States	61,755,986	—	—	61,755,986

Total Common Stock	430,089,776	274,272,898	1,097,619	705,460,293
Preferred Stock	14,790,777	—	—	14,790,777
Convertible Bonds	—	—	8,124,952	8,124,952
Warrants	3,309,724	—	271,511	3,581,235
Rights	—	—	—	—
Time Deposit	—	96,401,936	—	96,401,936

Total Investments in Securities	$448,190,277	$370,674,834	$9,494,082	$828,359,193

†	Represents securities trading primarily outside the United States, the values of which were adjusted as a result of foreign market price movements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
APRIL 30, 2015 (Unaudited)

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

	Common Stock	Convertible Bonds	Warrants	Rights
Beginning Balance as of November 1, 2014	$2,193,936	$9,591,330	$747,388	$—
Accrued discounts/premiums	—	—	—	—
Realized gain/(loss)	—	—	—	—
Change in appreciation/ (depreciation)	(1,096,317)	(1,466,378)	(475,877)	—
Purchases	—	—	—	—
Sales	—	—	—	—
Amortization sold	—	—	—	—
Transfer into Level 3	—	—	—	—
Transfer out of Level 3	—	—	—	—

Ending Balance as of April 30, 2015	$1,097,619	$8,124,952	$271,511	$—

Change in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(1,096,317)	$(1,466,378)	$(475,877)	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

For the six months ended April 30, 2015, there have been no transfers between Level 1 and Level 3 or Level 2 and Level 3 assets and liabilities. For the six months ended April 30, 2015, there were transfers between Level 1 and Level 2 investments in securities. The primary reason for the changes in the classification occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is primarily trading. All transfers, if any, are recognized by the Fund at the end of the period.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
APRIL 30, 2015 (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments, at Value (Cost $918,479,827)	$828,359,193
Foreign Currency, at Value (Cost $1,412,962)	1,413,908
Receivable for Capital Shares Sold	3,925,235
Receivable for Investment Securities Sold	2,886,302
Dividend and Interest Receivable	964,115
Reclaim Receivable	237,894
Prepaid Expenses	283,097

Total Assets	838,069,744

Liabilities:
Payable for Investment Securities Purchased	1,862,993
Payable for Capital Shares Redeemed	533,395
Payable due to Adviser	530,832
Payable due to Administrator	52,070
Distribution Fees Payable (Class A Shares)	15,162
Chief Compliance Officer Fees Payable	2,406
Payable due to Trustees	2,031
Other Accrued Expenses and Other Payables	56,886

Total Liabilities	3,055,775

Net Assets	$835,013,969

Net Assets Consist of:
Paid-in Capital	$995,427,954
Distributions in Excess of Net Investment Income	(2,129,424)
Accumulated Net Realized Loss on Investments, Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	(68,128,432)
Net Unrealized Depreciation on Investments	(90,120,634)
Net Unrealized Depreciation on Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	(35,495)

Net Assets	$835,013,969

Class A Shares:
Net Assets	$82,634,209
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	9,400,705
Net Asset Value Per Share*	$8.79

Maximum Offering Price Per Share ($8.79/94.25%)	$9.33

Class I Shares:
Net Assets	$752,379,760
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	85,718,006
Net Asset Value Offering and Redemption Price, Per Share	$8.78

*	Class A Shares are subject to a maximum contingent deferred sales charge of 0.75% if shares are redeemed within 18 months of purchase.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
FOR THE SIX MONTHS ENDED
APRIL 30, 2015 (Unaudited)

STATEMENT OF OPERATIONS

Investment Income:
Dividends	$3,248,896
Interest	729,334
Less: Foreign Taxes Withheld	(110,816)

Total Investment Income	3,867,414

Expenses:
Investment Advisory Fees	3,240,380
Administration Fees	301,619
Distribution Fees (Class A Shares)	115,367
Chief Compliance Officer Fees	3,766
Trustees’ Fees	4,771
Custodian Fees	283,207
Transfer Agent Fees	64,514
Registration and Filing Fees	34,232
Printing Fees	17,640
Legal Fees	17,169
Audit Fees	11,356
Offering Costs (See Note 2)	221
Other Expenses	9,961

Total Expenses	4,104,203

Less:
Investment Advisory Fee Waiver	(29,875)
Fees Paid Indirectly — Note 4	(313)

Net Expenses	4,074,015

Net Investment Loss	(206,601)

Net Realized Loss on:
Investments	(60,805,387)
Foreign Currency Transactions	(101,017)

Net Realized Loss	(60,906,404)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	68,741,712
Foreign Currency Transactions	634

Net Change in Unrealized Appreciation	68,742,346

Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions	7,835,942

Net Increase in Net Assets Resulting from Operations	$7,629,341

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended April 30, 2015 (Unaudited)	Period Ended October 31, 2014*

Operations:
Net Investment Income (Loss)	$(206,601)	$3,892,072
Net Realized Loss on Investments and Foreign Currency Transactions	(60,906,404)	(7,179,000)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	68,742,346	(158,898,475)

Net Increase (Decrease) in Net Assets Resulting From Operations	7,629,341	(162,185,403)

Dividends:
Dividends from Net Investment Income
Class A Shares	(431,371)	—
Class I Shares	(5,395,824)	(23,173)
Distributions from Net Capital Gains
Class A Shares	(1,165)	—
Class I Shares	(6,390)	—

Total Dividends and Distributions	(5,834,750)	(23,173)

Capital Share Transactions(1):
Class A Shares
Issued	34,783,214	291,388,404
Reinvestment of Distributions	360,375	–
Redeemed	(132,065,019)	(74,907,539)

Net Class A Share Transactions	(96,921,430)	216,480,865

Class I Shares
Issued	378,137,221	1,006,651,025
Reinvestment of Distributions	3,184,064	23,173
Redeemed	(394,984,524)	(117,142,440)

Net Class I Share Transactions	(13,663,239)	889,531,758

Net Increase (Decrease) in Net Assets From Capital Share Transactions	(110,584,669)	1,106,012,623

Total Increase (Decrease) in Net Assets	(108,790,078)	943,804,047

Net Assets:
Beginning of Period	943,804,047	—

End of Period (including Distributions in Excess of Net Investment Income/Undistributed Net Investment Income of $(2,129,424) and $3,904,372, respectively)	$835,013,969	$943,804,047

*	Commenced operations on November 1, 2013.

(1)	For share transactions, see Note 6 in the Notes to Financial Statements.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Date & Ratios
For a Share Outstanding Throughout Each Period

	Class A Shares
	Six Months Ended April 30, 2015 (Unaudited)		Period Ended October 31, 2014*
Net Asset Value, Beginning of Period	$8.69		$10.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss)**	(0.01)		0.07
Net Realized and Unrealized Gain (Loss)	0.16		(1.38)

Total from Investment Operations	0.15		(1.31)

Dividends and Distributions:
Net Investment Income	(0.05)		—
Net Capital Gains	(0.00	)^	—

Total Dividends and Distributions	(0.05)		—

Net Asset Value, End of Period	$8.79		$8.69

Total Return†	1.75%		(13.10)%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$82,634		$183,317
Ratio of Expenses to Average Net Assets(1)	1.35	%††	1.35	%††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.35	%††	1.38	%††
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.24	)%††	0.68	%††
Portfolio Turnover Rate	31	%†††	42	%†††

*	Commenced operations November 1, 2013.

**	Per share calculations were performed using average shares for the period.

†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

††	Annualized.

†††	Portfolio turnover rate is for the period indicated and has not been annualized.

^	Amount represents less than $0.01 per share.

(1)	The ratio of expenses to average net assets excludes the effects of fees paid indirectly. If these expense offsets were included, the ratio would be equal to the ratio presented.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND

FINANCIAL HIGHLIGHTS — concluded
Selected Per Share Date & Ratios
For a Share Outstanding Throughout Each Period

	Class I Shares
	Six Months Ended April 30, 2015 (Unaudited)		Period Ended October 31, 2014*
Net Asset Value, Beginning of Period	$8.71		$10.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss)**	(0.00	)^	0.07
Net Realized and Unrealized Gain (Loss)	0.16		(1.36)

Total from Investment Operations	0.16		(1.29)

Dividends and Distributions:
Net Investment Income	(0.09)		(0.00	)^
Net Capital Gains	(0.00	)^	—

Total Dividends and Distributions	(0.09)		—

Net Asset Value, End of Period	$8.78		$8.71

Total Return†	1.91%		(12.89)%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$752,380		$760,487
Ratio of Expenses to Average Net Assets(1)	1.10	%††	1.10	%††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.11	%††	1.13	%††
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.03	)%††	0.68	%††
Portfolio Turnover Rate	31	%†††	42	%†††

*	Commenced operations November 1, 2013.

**	Per share calculations were performed using average shares for the period.

†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

††	Annualized.

†††	Portfolio turnover rate is for the period indicated and has not been annualized.

^	Amount represents less than $0.01 per share.

(1)	The ratio of expenses to average net assets excludes the effects of fees paid indirectly. If these expense offsets were included, the ratio would be equal to the ratio presented.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
APRIL 30, 2015

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization:

The Advisors’ Inner Circle Fund II (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 39 funds. The financial statements herein are those of the Kopernik Global All-Cap Fund (the “Fund”). The investment objective of the Fund is long-term growth of capital. The Fund is diversified and invests primarily (at least 80% of its net assets) in equity securities of companies located in at least three countries other than the U.S. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The following is a summary of the Significant Accounting Policies followed by the Fund.

Use of Estimates — The Fund is an investment company in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidance for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Values of debt securities are generally reported at the last sales price if the security is actively traded. If a debt security is not actively traded it is valued at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining

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maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s fair value procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2015, the total market value of securities in the Fund valued in accordance with fair value procedures was $9,494,082 or 1.1% of the Fund’s net assets.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates their net asset values. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If Kopernik Global Investors, LLC (the “Adviser”), of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called. In addition, SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed

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levels established by the Administrator, the Administrator notifies the Adviser for the Fund that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.

The Fund uses Interactive Data Pricing and Reference Data, Inc. (“Interactive Data”) as a third party fair valuation vendor. Interactive Data provides a fair value for foreign securities in the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by Interactive Data in the event that there is a movement in the U.S. markets that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund value their non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by Interactive Data. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by Interactive Data are not reliable, the Adviser contacts the Fund’s Administrator and may request that a meeting of the Committee be held.

If a local market in which the Fund own securities is closed for one or more days, the Fund shall value all securities held in that corresponding currency based on the fair value prices provided by Interactive Data using the predetermined confidence interval discussed above.

In accordance with U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date

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•

Level 2 – Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of April 30, 2015. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Assets	Fair Value at April 30, 2015	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
Common Stock	$1,097,619	Market Quote	Liquidity Discount	50%

Convertible Bonds	8,124,952	Market Quote	Broker Quote	N/A

Warrants	271,511	Market Quote	Broker Quote	N/A

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

For the six months ended April 30, 2015, there have been no significant changes to the Fund’s fair valuation methodology.

Federal Income Taxes — It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

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The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last open tax year ends, since inception), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2015, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended April 30, 2015, the Fund did not incur any significant interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on securities purchased are accreted and amortized using the scientific interest method, which approximates the effective interest method.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized

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between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.

Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund recognize realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized gains/(loss) during the period are presented on the Statements of Operations. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default. There were no forward foreign currency contracts for the six months ended April 30, 2015.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Classes —  Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — The Fund distributes substantially all of its net investment income annually. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

Deferred Offering Costs — Offering costs, including costs of printing initial prospectus, legal and registration fees, are amortized over twelve-months from inception of the Fund. As of April 30, 2015, these costs were fully amortized.

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3. Transactions with Affiliates:

Certain officers of the Trust are also officers of the Administrator and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the six months ended April 30, 2015, the Fund paid $301,619 for these services.

The Fund has adopted a distribution plan for Class A Shares that allows the Fund to pay for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of the Fund’s assets continuously, over time, these fees will increase the cost of your investment. The annual distribution and service fees for Class A Shares of the Fund is 0.25% of the average daily net assets of the Fund’s Class A Shares.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

During the six months ended April 30, 2015, the Fund earned cash management credits of $313 which were used to offset transfer agent expenses. This amount is labeled “Fees Paid Indirectly” on the Statement of Operations.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund at a fee calculated at an annual rate of 0.90% of the

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Fund’s average daily net assets. The Adviser has contractually agreed to reduce its fees and/or reimburse expenses in order to keep total annual fund operating expenses after fee reductions and/or expense reimbursements (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 1.35% of the Fund’s Class A Shares’ average daily net assets and 1.10% of the Fund’s Class I Shares’ average daily net assets until February 28, 2016 (the “Contractual Expense Limit”). If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may receive from the Fund the difference between the total annual fund operating expenses (not including excluded expenses) and the Contractual Expense Limit to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement (or any other agreement) was in place. This agreement may be terminated: (i) by the Board, for any reason at any time, or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2016. As of April 30, 2015, fees which were previously waived by the Adviser that can be recaptured, up to the expense cap in place at the time the expenses were waived, were $40,677, expiring in 2017 and $199,872, expiring in 2018.

6. Share Transactions:

	Six-Months Ended April 30, 2015 (Unaudited)	Period Ended October 31, 2014*

Shares Transactions:
Class A Shares
Issued	4,200,995	28,989,729
Reinvestment of Distributions	44,411	—
Redeemed	(15,939,930)	(7,894,500)

Increase (Decrease) in Class A Shares	(11,694,524)	21,095,229

Class I Shares
Issued	46,248,244	99,993,020
Reinvestment of Distributions	400,509	2,355
Redeemed	(48,235,253)	(12,690,869)

Increase (Decrease) in Class I Shares	(1,586,500)	87,304,506

*	Commenced operations on November 1, 2013.

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7. Investment Transactions:

For the six months ended April 30, 2015, the Fund made purchases of $214,406,729 and sales of $422,449,330 in investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long term U.S. Government securities.

8. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain or (loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate, in the period that the difference arises.

The tax character of dividends and distributions declared for the Fund during the period ended October 31, 2014 were as follows:

Ordinary Income
2014	$23,173

As of October 31, 2014, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	$5,487,138
Unrealized Depreciation	(167,695,714)

Total Accumulated Losses	$(162,208,576)

The aggregate gross unrealized appreciation and depreciation for the investments held (excluding foreign currency) by the Fund at April 30, 2015, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Depreciation
$918,479,827	$49,414,268	$(139,534,902)	$(90,120,634)

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9. Concentration of Risks:

The Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned, as applicable.

10. Other:

At April 30, 2015, 75% of Class A Shares outstanding were held by three record shareholders and 70% of Class I Shares outstanding were held by two record shareholders each owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of omnibus accounts that were held on behalf of multiple underlying shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

11. Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional adjustments were required to the financial statements.

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DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2014 to April 30, 2015).

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

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Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 11/01/14	Ending Account Value 4/30/15	Annualized Expense Ratios	Expenses Paid During Period*
Actual Fund Return
Class A Shares	$1,000.00	$1,017.50	1.35%	$6.75
Class I Shares	1,000.00	1,019.10	1.10	5.51

Hypothetical 5% Return
Class A Shares	$1,000.00	$1,018.10	1.35%	$6.76
Class I Shares	1,000.00	1,019.34	1.10	5.51

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half period shown).

Kopernik Global All-Cap Fund

P.O. Box 219009

Kansas City, MO 64121-9009

855-887-4KGI

Adviser:

Kopernik Global Investors, LLC

Two Harbour Place

302 Knights Run Avenue, Suite 1225

Tampa, Florida 33602

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

KGI-SA-001-0200

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: June 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: June 26, 2015

By (Signature and Title)	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman
Treasurer, Controller & CFO

Date: June 26, 2015